Schedule of Interest and Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Interest And Finance Costs
Interest on long-term debt (Note 7)	$ 2,800	$ 2,935
Amortization of financing costs	115	114
Financing fees and charges	29	24
Total	$ 2,944	$ 3,073